FINANCIAL INSTRUMENTS - Non-securitized Notes Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 30, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vacation ownership notes receivable, net	$ 1,115	$ 970
Non-Securitized Vacation Ownership Notes Receivable
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vacation ownership notes receivable, net	301	253
Carrying Amount | Non-Securitized Vacation Ownership Notes Receivable
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vacation ownership notes receivable, net	301	253
Carrying Amount | Non-Securitized Vacation Ownership Notes Receivable | Eligible for securitization
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vacation ownership notes receivable, net	142	98
Carrying Amount | Non-Securitized Vacation Ownership Notes Receivable | Not eligible for securitization
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vacation ownership notes receivable, net	159	155
Fair Value | Non-Securitized Vacation Ownership Notes Receivable
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vacation ownership notes receivable, net	321	267
Fair Value | Non-Securitized Vacation Ownership Notes Receivable | Eligible for securitization
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vacation ownership notes receivable, net	162	112
Fair Value | Non-Securitized Vacation Ownership Notes Receivable | Not eligible for securitization
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vacation ownership notes receivable, net	$ 159	$ 155